Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
LendingClub Corp [Member]
Accrued cash retention awards	$ 600	$ 3,000